ACCRUALS AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2023
ACCRUALS AND OTHER CURRENT LIABILITIES
ACCRUALS AND OTHER CURRENT LIABILITIES

7. ACCRUALS AND OTHER CURRENT LIABILITIES

Accruals and other current liabilities consist of the following:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Accrued external research and development related expenses	47,073	40,288	5,556
Salary and welfare payables	20,622	18,699	2,579
Professional service fees	10,252	7,765	1,071
Deferred income for reimbursement of the expenses related to the establishment of the ADS facility	2,902	3,234	446
Others	5,142	5,594	770
	85,991	75,580	10,422